Changes in organization and disposals	12 Months Ended
Dec. 31, 2019
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 32 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Changes in Group structure and organization

UK business transfer and cross-border merger of UBS Limited into UBS Europe SE

In the fourth quarter of 2018, clients and other counterparties of UBS Limited who can be serviced by UBS AG, London Branch were generally migrated to UBS AG, London Branch. Transactions affecting the transferred businesses that occurred on or after the transfer date were recorded in UBS AG, London Branch.

On 1 March 2019, UBS completed its combined UK business transfer and cross-border merger of UBS Limited into UBS Europe SE, its Germany-headquartered European subsidiary.

UBS Asset Management AG

In 2016, UBS transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG. Effective 1 April 2019, as part of UBS’s efforts to improve the resolvability of the Group, the portion of the Asset Management business in Switzerland conducted by UBS AG was transferred from UBS AG to its indirect subsidiary, UBS Asset Management Switzerland AG. With this transfer, UBS has completed the transfer of its Swiss Asset Management business and all Asset Management subsidiaries outside the US into a separate Asset Management sub-group structure.

UBS Group Funding (Switzerland) AG

UBS established UBS Group Funding (Switzerland) AG in 2016 as a wholly owned direct subsidiary of UBS Group AG, to issue loss-absorbing additional tier 1 (AT1) capital instruments and total loss-absorbing capacity (TLAC)-eligible senior unsecured debt, which were guaranteed by UBS Group AG. In line with regulatory requirements in Switzerland and following a change in Swiss tax law as of 1 January 2019 that applies to holding companies of systemically relevant banks issuing loss-absorbing AT1 or TLAC-eligible senior unsecured debt instruments, UBS has migrated such existing instruments to UBS Group AG from UBS Group Funding (Switzerland) AG in October 2019.

UBS Business Solutions AG

In 2015, UBS Business Solutions AG was established as a direct subsidiary of UBS Group AG to act as the Group service company and UBS transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG. In 2017, shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG and UBS also completed the transfer of the shared services employees in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

Acquisitions

Increase of stake in and consolidation of UBS Securities China

In December 2018, UBS increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS remeasured its former 24.99% holding at fair value, resulting in a pre-tax loss of USD 270 million, recognized in Other income. In addition, a net foreign currency translation gain of USD 46 million was recognized upon derecognition of the former investment in associate, also in Other income.

The cost of acquisition of the additional 26.01% stake was USD 125 million. Upon consolidation, UBS recognized USD 102 million of goodwill and USD 278 million of other net assets. In addition, a non-controlling interest of USD 136 million has been recognized.

Sales and disposals of subsidiaries and businesses

In 2019, 2018 and 2017, no significant subsidiaries were removed from the scope of consolidation as a result of sales or disposals.

In the third quarter of 2018, UBS completed the sale of Widder Hotel, resulting in a pre-tax gain on sale of subsidiaries and businesses of USD 25 million and a pre-tax gain on sale of real estate of USD 31 million.

In 2017, UBS completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of USD 153 million.

Strategic partnership with Sumitomo Mitsui Trust Holdings

In June 2019, UBS entered into a strategic wealth management partnership in Japan with Sumitomo Mitsui Trust Holdings, Inc. (SuMi Trust Holdings). In January 2020, the first phase was launched, with operations commencing in the newly established joint venture, UBS SuMi TRUST Wealth Advisory, which is owned equally by UBS Securities Japan and SuMi Trust Holdings and is accounted for as an investment in a joint venture by UBS. UBS and SuMi Trust Holdings have also started offering each other’s products and services to their respective current clients.

The second phase of the partnership is expected to launch in 2021 with the establishment of a new entity which will be 51% owned and controlled by UBS, requiring UBS to consolidate this entity. UBS does not expect a material effect on shareholders’ equity of the Group upon closing.

Strategic partnership with Banco do Brasil

In November 2019, UBS signed a binding agreement with Banco do Brasil to establish a strategic investment banking partnership that will provide investment banking services and institutional securities brokerage in Brazil and selected countries in South America. The partnership is expected to be established through a combination of assets from both stakeholders. UBS intends to contribute its operational investment banking platform in Brazil and Argentina, as well as its institutional brokerage business in Brazil. Banco do Brasil intends to contribute the exclusive access rights to its corporate clients. UBS will hold a controlling interest of 50.01% in the entity, requiring UBS to consolidate this entity. Closing of the transaction is subject to regulatory approvals and is currently expected in the first half of 2020. UBS does not expect a material effect on shareholders’ equity of the Group upon closing.

Sale of majority stake in UBS Fondcenter

In January 2020, UBS has agreed to sell a majority stake in UBS Fondcenter to Clearstream, Deutsche Börse Group’s post-trade services provider. UBS will retain a minority (48.8%) shareholding in the business and will enter into an agreement under which it may sell its remaining shareholding to Clearstream at a later date. As part of the transaction, UBS and Clearstream will enter into long-term commercial cooperation arrangements for the provision of services to Global Wealth Management, Asset Management and the Corporate & Institutional Clients unit of Personal & Corporate Banking. The transaction is subject to customary closing conditions and is expected to close in the second half of 2020. UBS expects to record a post-tax gain of around USD 600 million upon closing of the transaction. UBS will deconsolidate UBS Fondcenter and account for its minority interest as an investment in an associate

UBS AG
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 32 Changes in organization and acquisitions and disposals of subsidiaries and businesses

Changes in Group structure and organization

UK business transfer and cross-border merger of UBS Limited into UBS Europe SE

In the fourth quarter of 2018, clients and other counterparties of UBS Limited who can be serviced by UBS AG, London Branch were generally migrated to UBS AG, London Branch. Transactions affecting the transferred businesses that occurred on or after the transfer date were recorded in UBS AG, London Branch.

On 1 March 2019, UBS AG completed its combined UK business transfer and cross-border merger of UBS Limited into UBS Europe SE, its Germany-headquartered European subsidiary.

UBS Asset Management AG

In 2016, UBS AG transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG. Effective 1 April 2019, as part of UBS’s efforts to improve the resolvability of the Group, the portion of the Asset Management business in Switzerland conducted by UBS AG was transferred from UBS AG to its indirect subsidiary, UBS Asset Management Switzerland AG. With this transfer, UBS AG has completed the transfer of its Swiss Asset Management business and all Asset Management subsidiaries outside the US into a separate Asset Management sub-group structure.

UBS Group Funding (Switzerland) AG

UBS Group Funding (Switzerland) AG was established in 2016 as a wholly owned direct subsidiary of UBS Group AG, to issue loss-absorbing additional tier 1 (AT1) capital instruments and total loss-absorbing capacity (TLAC)-eligible senior unsecured debt, which were guaranteed by UBS Group AG. In line with regulatory requirements in Switzerland and following a change in Swiss tax law as of 1 January 2019 that applies to holding companies of systemically relevant banks issuing loss-absorbing AT1 or TLAC-eligible senior unsecured debt instruments, such existing instruments were migrated to UBS Group AG from UBS Group Funding (Switzerland) AG in October 2019.

UBS Business Solutions AG

In 2015, UBS Business Solutions AG was established as a direct subsidiary of UBS Group AG to act as the Group service company and UBS AG transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG. In 2017, shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG and UBS AG also completed the transfer of the shared services employees in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

Acquisitions

Increase of stake in and consolidation of UBS Securities China

In December 2018, UBS AG increased its shareholding in UBS Securities China from 24.99% to 51%, acquiring control of the entity in accordance with IFRS 10, Consolidated Financial Statements. Upon acquisition of control, UBS AG remeasured its former 24.99% holding at fair value, resulting in a pre-tax loss of USD 270 million, recognized in Other income. In addition, a net foreign currency translation gain of USD 46 million was recognized upon derecognition of the former investment in associate, also in Other income.

The cost of acquisition of the additional 26.01% stake was USD 125 million. Upon consolidation, UBS AG recognized USD 102 million of goodwill and USD 278 million of other net assets. In addition, a non-controlling interest of USD 136 million has been recognized.

Sales and disposals of subsidiaries and businesses

In 2019, 2018 and 2017, no significant subsidiaries were removed from the scope of consolidation as a result of sales or disposals.

In the third quarter of 2018, UBS AG completed the sale of Widder Hotel, resulting in a pre-tax gain on sale of subsidiaries and businesses of USD 25 million and a pre-tax gain on sale of real estate of USD 31 million.

In 2017, UBS AG completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of USD 153 million.

Strategic partnership with Sumitomo Mitsui Trust Holdings

In June 2019, UBS AG entered into a strategic wealth management partnership in Japan with Sumitomo Mitsui Trust Holdings, Inc. (SuMi Trust Holdings). In January 2020, the first phase was launched, with operations commencing in the newly established joint venture, UBS SuMi TRUST Wealth Advisory, which is owned equally by UBS Securities Japan and SuMi Trust Holdings and is accounted for as an investment in a joint venture by UBS AG. UBS AG and SuMi Trust Holdings have also started offering each other’s products and services to their respective current clients.

The second phase of the partnership is expected to launch in 2021 with the establishment of a new entity which will be 51% owned and controlled by UBS AG, requiring UBS AG to consolidate this entity. UBS AG does not expect a material effect on shareholders’ equity upon closing.

Strategic partnership with Banco do Brasil

In November 2019, UBS AG signed a binding agreement with Banco do Brasil to establish a strategic investment banking partnership that will provide investment banking services and institutional securities brokerage in Brazil and selected countries in South America. The partnership is expected to be established through a combination of assets from both stakeholders. UBS AG intends to contribute its operational investment banking platform in Brazil and Argentina, as well as its institutional brokerage business in Brazil. Banco do Brasil intends to contribute the exclusive access rights to its corporate clients. UBS AG will hold a controlling interest of 50.01% in the entity, requiring UBS AG to consolidate this entity. Closing of the transaction is subject to regulatory approvals and is currently expected in the first half of 2020. UBS AG does not expect a material effect on shareholders’ equity upon closing.

Sale of majority stake in UBS Fondcenter

In January 2020, UBS AG has agreed to sell a majority stake in UBS Fondcenter to Clearstream, Deutsche Börse Group’s post-trade services provider. UBS AG will retain a minority (48.8%) shareholding in the business and will enter into an agreement under which it may sell its remaining shareholding to Clearstream at a later date. As part of the transaction, UBS AG and Clearstream will enter into long-term commercial cooperation arrangements for the provision of services to Global Wealth Management, Asset Management and the Corporate & Institutional Clients unit of Personal & Corporate Banking. The transaction is subject to customary closing conditions and is expected to close in the second half of 2020. UBS AG expects to record a post-tax gain of around USD 600 million upon closing of the transaction. UBS AG will deconsolidate UBS Fondcenter and account for its minority interest as an investment in an associate.